Note 13 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2023	May 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain on derivative instruments, net	$ 0		$ 12,931	$ 0
Costamare Bulkers Holdings Limited Predecessor [Member]
Gain on derivative instruments, net		$ (710)		(43,015)	$ 6,415
Interest Rate Cap [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Gain on derivative instruments, net		0		568	2,511
Forward Freight Agreements ("FFAs") [Member]
Gain on derivative instruments, net	0		12,475	0
Forward Freight Agreements ("FFAs") [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Gain on derivative instruments, net		373		(47,684)	5,421
Bunker Swap Agreements [Member]
Gain on derivative instruments, net	0		(41)	0
Bunker Swap Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Gain on derivative instruments, net		(1,061)		3,825	(1,491)
EUA Futures [Member]
Gain on derivative instruments, net	0		229	0
EUA Futures [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Gain on derivative instruments, net		(22)		276	0
Euro/U.S. Dollar Currency Options [Member]
Gain on derivative instruments, net	$ 0		$ 268	0
Euro/U.S. Dollar Currency Options [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Gain on derivative instruments, net		$ 0		$ 0	$ (26)